UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANIES

INVESTMENT COMPANY ACT FILE NUMBER: 811-22047

EXACT NAME OF REGISTRANT AS SPECIFIED IN CHARTER:	Calamos Global Dynamic Income Fund

ADDRESS OF PRINCIPAL EXECUTIVE OFFICES:	2020 Calamos Court, Naperville, Illinois 60563-2787

NAME AND ADDRESS OF AGENT FOR SERVICE:	John P. Calamos, Sr., Founder, Chairman and Global Chief Investment Officer Calamos Advisors LLC, 2020 Calamos Court, Naperville, Illinois 60563-2787

REGISTRANT’S TELEPHONE NUMBER, INCLUDING AREA CODE: (630) 245-7200

DATE OF FISCAL YEAR END: October 31, 2019

DATE OF REPORTING PERIOD: January 31, 2019

ITEM 1. SCHEDULE OF INVESTMENTS JANUARY 31, 2019 (UNAUDITED)

Calamos Global Dynamic Income Fund

SCHEDULE OF INVESTMENTS JANUARY 31, 2019 (UNAUDITED)

PRINCIPAL AMOUNT		VALUE
CORPORATE BONDS (27.1%)
	Airlines (0.0%)
147,863	UAL Pass Through Trust Series 2007-1μ 6.636%, 01/02/24	$153,169

	Communication Services (3.4%)
250,000	Altice Financing, SA*^ 7.500%, 05/15/26	237,614
725,000	Altice France, SA* 7.375%, 05/01/26	700,683
	Altice Luxembourg, SA*^
200,000	7.750%, 05/15/22	194,405
200,000	7.625%, 02/15/25	170,290
1,825,000	America Movil, SAB de CV^ 5.000%, 03/30/20	1,860,980
	Cincinnati Bell, Inc.*^
370,000	8.000%, 10/15/25	322,314
125,000	7.000%, 07/15/24	107,984
215,000	Consolidated Communications, Inc.^ 6.500%, 10/01/22	196,993
	CSC Holdings, LLC*
1,060,000	5.500%, 04/15/27μ	1,038,583
460,000	5.500%, 05/15/26	456,619
300,000	7.500%, 04/01/28^	308,925
1,656,000	Embarq Corp.μ 7.995%, 06/01/36	1,562,958
	Frontier Communications Corp.
920,000	11.000%, 09/15/25^	595,787
689,000	7.625%, 04/15/24	372,628
285,000	8.500%, 04/01/26*^	258,850
	Gray Television, Inc.*
355,000	5.875%, 07/15/26^	348,764
140,000	7.000%, 05/15/27	145,521
	Hughes Satellite Systems Corp.^
300,000	6.625%, 08/01/26	290,625
80,000	5.250%, 08/01/26	77,312
	Inmarsat Finance, PLC*^
425,000	4.875%, 05/15/22	412,482
275,000	6.500%, 10/01/24	267,212
	Intelsat Jackson Holdings, SA
505,000	9.750%, 07/15/25*	526,685
285,000	5.500%, 08/01/23^	259,475
241,000	8.000%, 02/15/24*^	251,268
135,000	MDC Partners, Inc.*^ 6.500%, 05/01/24	123,712
390,000	Qwest Corp.μ 6.875%, 09/15/33	367,850
165,000	SBA Communications Corp.^ 4.000%, 10/01/22	164,045
	Sprint Corp.
1,100,000	7.875%, 09/15/23^	1,170,268
955,000	7.125%, 06/15/24^	982,337
350,000	7.625%, 03/01/26^	363,928
105,000	7.250%, 09/15/21	110,307
370,000	T-Mobile USA, Inc.^ 4.750%, 02/01/28	356,569
215,000	Telecom Italia Capital, SA^ 6.000%, 09/30/34	187,350
580,000	United States Cellular Corp.μ 6.700%, 12/15/33	602,165
200,000	Wind Tre, S.p.A.* 5.000%, 01/20/26	166,568
PRINCIPAL AMOUNT		VALUE
	Windstream Services, LLC / Windstream Finance Corp.
355,000	8.625%, 10/31/25*	$336,263
115,000	7.750%, 10/01/21	72,207
42,000	10.500%, 06/30/24*	34,864
		16,003,390

	Consumer Discretionary (4.9%)
335,000	Beverages & More, Inc.* 11.500%, 06/15/22	253,396
355,000	Boyd Gaming Corp.^ 6.000%, 08/15/26	356,809
390,000	Caesars Resort Collection, LLC / CRC Finco, Inc.*^ 5.250%, 10/15/25	364,515
	CCO Holdings, LLC / CCO Holdings Capital Corp.
610,000	5.125%, 05/01/27*^	590,928
285,000	5.750%, 09/01/23	290,777
135,000	5.000%, 02/01/28*^	128,475
	Century Communities, Inc.
611,000	6.875%, 05/15/22	615,387
190,000	5.875%, 07/15/25	175,567
950,000	Dana Financing Luxembourg Sarl*~ 6.500%, 06/01/26	952,959
	DISH DBS Corp.^
330,000	7.750%, 07/01/26	284,919
195,000	5.875%, 11/15/24	162,160
700,000	Eldorado Resorts, Inc.^ 6.000%, 04/01/25	704,560
350,000	ESH Hospitality, Inc.*^ 5.250%, 05/01/25	346,776
350,000	GLP Capital, LP / GLP Financing II, Inc.μ 5.250%, 06/01/25	361,132
310,000	goeasy, Ltd.μ* 7.875%, 11/01/22	325,130
425,000	Guitar Center Escrow Issuer, Inc.* 9.500%, 10/15/21	400,097
345,000	International Game Technology, PLC*^ 6.250%, 01/15/27	350,228
1,025,000	L Brands, Inc.^ 6.875%, 11/01/35	886,256
	Lennar Corp.μ
325,000	5.250%, 06/01/26	317,236
235,000	6.625%, 05/01/20	242,928
340,000	M/I Homes, Inc.^ 5.625%, 08/01/25	313,466
	Mattel, Inc.
750,000	6.750%, 12/31/25*^	709,342
10,000	2.350%, 08/15/21	9,303
350,000	Mclaren Finance, PLC* 5.750%, 08/01/22	322,431
180,000	Mediacom Broadband, LLC / Mediacom Broadband Corp. 5.500%, 04/15/21	180,356
	Meritage Homes Corp.
800,000	7.150%, 04/15/20	824,244
652,000	7.000%, 04/01/22	686,641
140,000	Neiman Marcus Group Ltd., LLC* 8.000%, 10/15/21	63,244
	Penske Automotive Group, Inc.
345,000	5.500%, 05/15/26^	337,821

See accompanying Notes to Schedule of Investments

Calamos Global Dynamic Income Fund

SCHEDULE OF INVESTMENTS JANUARY 31, 2019 (UNAUDITED)

PRINCIPAL AMOUNT		VALUE
50,000	5.375%, 12/01/24	$49,190
	PetSmart, Inc.*^
235,000	5.875%, 06/01/25	185,133
65,000	8.875%, 06/01/25	41,234
	Rite Aid Corp.
745,000	7.700%, 02/15/27	511,256
215,000	6.125%, 04/01/23*^	181,675
1,511,000	Royal Caribbean Cruises, Ltd.^ 7.500%, 10/15/27	1,793,058
488,000	Salem Media Group, Inc.* 6.750%, 06/01/24	445,332
352,000	Sally Holdings, LLC / Sally Capital, Inc.^ 5.625%, 12/01/25	343,005
1,000,000	Service Corp. International~ 8.000%, 11/15/21	1,088,885
400,000	Sotheby’s*^ 4.875%, 12/15/25	382,880
260,000	Taylor Morrison Communities Corp. 6.625%, 05/15/22	264,878
5,575,000	Toyota Motor Corp.^ 3.419%, 07/20/23	5,669,162
129,329	US Airways Pass Through Trust Series 2012-2, Class B 6.750%, 12/03/22	134,946
295,000	VOC Escrow, Ltd.μ* 5.000%, 02/15/28	287,449
		22,935,166

	Consumer Staples (1.2%)
215,000	Albertsons Companies, LLC / Safeway, Inc. / New Albertson’s, Inc. / Albertson’s, LLC 5.750%, 03/15/25	201,560
215,000	Energizer Holdings, Inc.*^ 6.375%, 07/15/26	209,354
415,000	Fresh Market, Inc.* 9.750%, 05/01/23	311,756
	JBS USA LUX, SA / JBS USA Finance, Inc.*
2,170,000	7.250%, 06/01/21^	2,203,092
525,000	6.750%, 02/15/28	536,309
	New Albertson’s, Inc.
430,000	7.450%, 08/01/29	377,811
235,000	7.750%, 06/15/26	214,105
180,000	8.000%, 05/01/31	161,920
	Pilgrim’s Pride Corp.*^
570,000	5.875%, 09/30/27	552,946
145,000	5.750%, 03/15/25	142,300
	Post Holdings, Inc.*^
310,000	5.750%, 03/01/27	304,508
72,000	5.625%, 01/15/28	69,214
	Simmons Foods, Inc.*
291,000	7.750%, 01/15/24	301,245
170,000	5.750%, 11/01/24^	139,297
		5,725,417

	Energy (4.6%)
210,000	Apergy Corp. 6.375%, 05/01/26	207,172
110,000	Berry Petroleum Company, LLC* 7.000%, 02/15/26	107,112
210,000	Bruin E&P Partners, LLC* 8.875%, 08/01/23	200,451
PRINCIPAL AMOUNT		VALUE
365,000	Buckeye Partners, LPμ‡ 6.375%, 01/22/78 3 mo. USD LIBOR + 4.02%	$311,517
725,000	Calfrac Holdings, LP* 8.500%, 06/15/26	550,239
540,000	California Resources Corp.*^ 8.000%, 12/15/22	434,222
583,000	Carrizo Oil & Gas, Inc.^ 6.250%, 04/15/23	576,981
350,000	Chaparral Energy, Inc.*^ 8.750%, 07/15/23	275,908
295,000	Cheniere Energy Partners, LPμ*^ 5.625%, 10/01/26	296,192
	Chesapeake Energy Corp.^
380,000	8.000%, 01/15/25	382,677
270,000	7.000%, 10/01/24	264,059
220,000	Comstock Resources, Inc.*^ 9.750%, 08/15/26	203,782
630,000	DCP Midstream Operating, LP*‡ 5.850%, 05/21/43 3 mo. USD LIBOR + 3.85%	531,096
155,000	DCP Midstream, LP^‡ 7.375%, 12/15/22 3 mo. USD LIBOR + 5.15%	146,205
	Denbury Resources, Inc.
310,000	5.500%, 05/01/22	227,270
280,000	7.500%, 02/15/24*^	245,308
225,000	9.250%, 03/31/22*^	222,200
135,000	Diamond Offshore Drilling, Inc. 7.875%, 08/15/25	127,776
	Energy Transfer, LP
800,000	5.754%, 11/01/66μ‡ 3 mo. USD LIBOR + 3.02%	642,160
500,000	5.875%, 01/15/24^	532,545
300,000	5.500%, 06/01/27^	311,506
	Enterprise Products Operating, LLCμ‡
570,000	4.875%, 08/16/77 3 mo. USD LIBOR + 2.99%	508,879
155,000	5.375%, 02/15/78 3 mo. USD LIBOR + 2.57%	134,399
	EP Energy, LLC / Everest Acquisition Finance, Inc.*
295,000	7.750%, 05/15/26	272,393
255,000	9.375%, 05/01/24	136,587
	Genesis Energy, LP / Genesis Energy Finance Corp.^
375,000	6.250%, 05/15/26	344,895
360,000	6.500%, 10/01/25	341,518
	Gulfport Energy Corp.^
325,000	6.375%, 05/15/25	307,315
225,000	6.000%, 10/15/24	211,857
285,000	Halcon Resources Corp.^ 6.750%, 02/15/25	216,965
400,000	HighPoint Operating Corp.^ 7.000%, 10/15/22	382,796
480,000	Lonestar Resources America, Inc.* 11.250%, 01/01/23	455,635
350,000	Magnolia Oil & Gas Operating, LLC / Magnolia Oil & Gas Finance Corp.* 6.000%, 08/01/26	346,061
285,000	McDermott Technologies Americas, Inc. / McDermott Technology U.S., Inc.* 10.625%, 05/01/24	255,507

See accompanying Notes to Schedule of Investments

Calamos Global Dynamic Income Fund

SCHEDULE OF INVESTMENTS JANUARY 31, 2019 (UNAUDITED)

PRINCIPAL AMOUNT		VALUE
135,000	Moss Creek Resources Holdings, Inc.*^ 7.500%, 01/15/26	$121,148
444,000	MPLX, LP^ 4.875%, 06/01/25	462,612
35,000	Nabors Industries, Inc.^ 5.750%, 02/01/25	30,498
230,000	Nine Energy Service, Inc.* 8.750%, 11/01/23	230,827
35,087	Northern Oil and Gas, Inc. 9.500%, 05/15/23 9.500% PIK rate	36,025
260,000	Oasis Petroleum, Inc.*^ 6.250%, 05/01/26	246,424
365,000	Par Petroleum, LLC / Par Petroleum Finance Corp.* 7.750%, 12/15/25	339,120
365,000	PDC Energy, Inc.^ 5.750%, 05/15/26	344,498
300,000	Petroleum Geo-Services, ASA* 7.375%, 12/15/20	288,903
365,000	Plains All American Pipeline, LPμ‡ 6.125%, 11/15/22 3 mo. USD LIBOR + 4.11%	327,668
145,000	QEP Resources, Inc.^ 5.625%, 03/01/26	139,395
4,085,000	Schlumberger Holdings Corp.μ*^ 3.625%, 12/21/22	4,112,717
545,000	SESI, LLC^ 7.750%, 09/15/24	431,542
150,000	SM Energy Company^ 6.750%, 09/15/26	148,110
290,000	Southwestern Energy Company^ 7.500%, 04/01/26	299,461
245,000	Sunoco, LP / Sunoco Finance Corp. 5.500%, 02/15/26	242,103
220,000	Targa Resources Partners, LP / Targa Resources Partners Finance Corp.*^ 6.500%, 07/15/27	226,922
75,000	TransMontaigne Partners, LP / TLP Finance Corp. 6.125%, 02/15/26	68,857
75,000	Transocean Pontus, Ltd.* 6.125%, 08/01/25	75,283
345,000	Transocean, Inc.*^ 7.500%, 01/15/26	328,673
365,000	Vine Oil & Gas, LP / Vine Oil & Gas Finance Corp.*^ 8.750%, 04/15/23	303,178
550,000	W&T Offshore, Inc.*^ 9.750%, 11/01/23	538,268
765,000	Weatherford International, Ltd. 8.250%, 06/15/23	491,428
375,000	Whiting Petroleum Corp.^ 6.625%, 01/15/26	368,145
365,000	WildHorse Resource Development Corp. 6.875%, 02/01/25	370,347
		21,283,337
PRINCIPAL AMOUNT		VALUE
	Financials (3.1%)
715,000	Acrisure, LLC / Acrisure Finance, Inc.* 7.000%, 11/15/25	$624,445
1,120,000	Ally Financial, Inc. 8.000%, 11/01/31	1,347,354
350,000	Amwins Group, Inc.* 7.750%, 07/01/26	351,678
	Ardonagh Midco 3, PLC*
650,000	8.625%, 07/15/23^	560,430
200,000	8.625%, 07/15/23	170,262
550,000	AssuredPartners, Inc.* 7.000%, 08/15/25	527,912
375,000	Bank of America Corp.μ‡ 5.875%, 03/15/28 3 mo. USD LIBOR + 2.93%	365,021
375,000	Bank of Nova Scotia^‡ 4.650%, 10/12/22 3 mo. USD LIBOR + 2.65%	335,670
745,000	Charles Schwab Corp.μ‡ 5.000%, 12/01/27 3 mo. USD LIBOR + 2.58%	671,517
360,000	Discover Financial Servicesμ‡ 5.500%, 10/30/27 3 mo. USD LIBOR + 3.08%	331,693
160,000	Greystar Real Estate Partners, LLC* 5.750%, 12/01/25	159,469
375,000	HUB International, Ltd.* 7.000%, 05/01/26	364,112
500,000	ILFC E-Capital Trust II*‡ 4.800%, 12/21/65 3 mo. USD LIBOR + 1.80%	386,235
800,000	Iron Mountain, Inc.μ* 5.250%, 03/15/28	744,752
	Jefferies Finance, LLC*
600,000	7.375%, 04/01/20	602,592
600,000	7.250%, 08/15/24	572,271
325,000	Ladder Capital Finance Holdings LLLP / Ladder Capital Finance Corp.μ* 5.250%, 10/01/25	299,198
260,000	Level 3 Financing, Inc.^ 5.375%, 05/01/25	257,543
350,000	Lions Gate Capital Holdings, LLC* 6.375%, 02/01/24	353,637
355,000	LPL Holdings, Inc.* 5.750%, 09/15/25	349,201
645,000	MetLife, Inc.^ 6.400%, 12/15/66	683,358
715,000	Nationstar Mortgage, LLC / Nationstar Capital Corp. 6.500%, 07/01/21	714,149
550,000	Navient Corp.^ 6.750%, 06/25/25	531,809
290,000	NexBank Capital, Inc.*‡& 6.375%, 09/30/27 3 mo. USD LIBOR + 4.59%	292,546
625,000	Oil Insurance, Ltd.*‡ 5.785%, 03/30/19 3 mo. USD LIBOR + 2.98%	597,263
375,000	Simmons First National Corp.‡ 5.000%, 04/01/28 3 mo. USD LIBOR + 2.15%	372,769
	Springleaf Finance Corp.
497,000	6.875%, 03/15/25^	476,245

See accompanying Notes to Schedule of Investments

Calamos Global Dynamic Income Fund

SCHEDULE OF INVESTMENTS JANUARY 31, 2019 (UNAUDITED)

PRINCIPAL AMOUNT		VALUE
350,000	7.125%, 03/15/26	$334,829
170,000	Towne Bank‡ 4.500%, 07/30/27 3 mo. USD LIBOR + 2.55%	169,417
785,000	Tronox Finance, PLC*^ 5.750%, 10/01/25	680,933
		14,228,310

	Health Care (3.2%)
679,000	Acadia Healthcare Company, Inc.^ 6.500%, 03/01/24	671,337
750,000	Bausch Health Cos., Inc.* 9.000%, 12/15/25	799,628
1,810,000	Community Health Systems, Inc.*^ 8.125%, 06/30/24	1,442,552
1,065,000	DaVita, Inc.^ 5.125%, 07/15/24	1,050,553
825,000	Endo DAC / Endo Finance, LLC / Endo Finco, Inc.* 6.000%, 07/15/23	676,005
419,000	Endo Finance, LLC / Endo Finco, Inc.* 7.250%, 01/15/22	395,167
240,000	HCA Healthcare, Inc.^ 6.250%, 02/15/21	250,939
	HCA, Inc.
1,355,000	5.375%, 02/01/25^	1,402,405
795,000	5.875%, 05/01/23	842,338
315,000	7.500%, 11/06/33	348,525
363,000	Horizon Pharma, Inc. / Horizon Pharma USA, Inc.*^ 8.750%, 11/01/24	384,279
385,000	Magellan Health, Inc.μ 4.400%, 09/22/24	362,352
480,000	Mallinckrodt International Finance, SA / Mallinckrodt CB, LLC*^ 5.625%, 10/15/23	406,286
165,000	Team Health Holdings, Inc.*^ 6.375%, 02/01/25	134,219
	Tenet Healthcare Corp.
1,400,000	6.750%, 06/15/23^	1,375,577
410,000	4.625%, 07/15/24μ^	403,122
350,000	6.250%, 02/01/27*	355,429
35,000	6.875%, 11/15/31	31,263
450,000	Teva Pharmaceutical Finance Company, BV^ 2.950%, 12/18/22	421,351
1,162,000	Teva Pharmaceutical Finance IV, BVμ 3.650%, 11/10/21	1,125,682
	Teva Pharmaceutical Finance Netherlands III, BV^
565,000	6.000%, 04/15/24	575,888
225,000	2.800%, 07/21/23μ	202,865
	Valeant Pharmaceuticals International*
730,000	8.500%, 01/31/27	763,562
350,000	9.250%, 04/01/26	376,360
215,000	West Street Merger Sub, Inc.* 6.375%, 09/01/25	195,113
		14,992,797
PRINCIPAL AMOUNT		VALUE
	Industrials (2.7%)
450,000	ACCO Brands Corp.*^ 5.250%, 12/15/24	$445,741
170,000	AerCap Ireland Capital, Ltd. / AerCap Global Aviation Trust^ 5.000%, 10/01/21	174,199
210,000	Albertsons Companies, LLC / Safeway, Inc. / New Albertsons, LP / Albertson’s, LLC* 7.500%, 03/15/26	210,774
	Allison Transmission, Inc.μ*
275,000	4.750%, 10/01/27	257,646
165,000	5.000%, 10/01/24	162,770
360,000	Arconic, Inc.^ 5.125%, 10/01/24	363,621
409,290	ARD Securities Finance Sarl* 8.750%, 01/31/23 8.750% PIK rate	359,005
365,000	Beacon Roofing Supply, Inc.*^ 4.875%, 11/01/25	342,282
540,000	Bombardier, Inc.*^ 7.500%, 03/15/25	520,760
	Covanta Holding Corp.
425,000	5.875%, 03/01/24	423,971
70,000	5.875%, 07/01/25	68,515
390,000	Delphi Technologies, PLC*^ 5.000%, 10/01/25	335,068
590,000	Fly Leasing, Ltd. 5.250%, 10/15/24	551,331
75,000	FXI Holdings, Inc.*^ 7.875%, 11/01/24	71,010
750,000	Garda World Security Corp.* 7.250%, 11/15/21	735,934
	Golden Nugget, Inc.*
370,000	6.750%, 10/15/24	372,087
315,000	8.750%, 10/01/25	323,562
360,000	Great Lakes Dredge & Dock Corp. 8.000%, 05/15/22	371,226
480,000	H&E Equipment Services, Inc.^ 5.625%, 09/01/25	469,925
	Hertz Corp.^
210,000	7.375%, 01/15/21	209,721
65,000	7.625%, 06/01/22*	65,004
	Icahn Enterprises, LP^
350,000	6.375%, 12/15/25	359,914
330,000	6.750%, 02/01/24μ	341,918
200,000	James Hardie International Finance, Ltd.*^ 4.750%, 01/15/25	190,740
400,000	Jeld-Wen, Inc.*^ 4.625%, 12/15/25	361,320
210,000	JPW Industries Holding Corp.* 9.000%, 10/01/24	209,841
560,000	Meritor, Inc. 6.250%, 02/15/24	563,657
298,000	Multi-Color Corp.*^ 4.875%, 11/01/25	283,358
505,000	Navistar International Corp.*^ 6.625%, 11/01/25	507,646
	Park Aerospace Holdings, Ltd.*
215,000	4.500%, 03/15/23^	212,153
145,000	5.500%, 02/15/24	147,566
665,000	Park-Ohio Industries, Inc.^ 6.625%, 04/15/27	647,574

See accompanying Notes to Schedule of Investments

Calamos Global Dynamic Income Fund

SCHEDULE OF INVESTMENTS JANUARY 31, 2019 (UNAUDITED)

PRINCIPAL AMOUNT		VALUE
360,000	Scientific Games International, Inc.*^ 5.000%, 10/15/25	$341,496
205,000	Tennant Company 5.625%, 05/01/25	203,849
75,000	Titan Acquisition, Ltd. / Titan Co-Borrower, LLC*^ 7.750%, 04/15/26	65,724
200,000	TransDigm UK Holdings, PLC* 6.875%, 05/15/26	194,427
210,000	TransDigm, Inc.* 6.250%, 03/15/26	213,486
	United Rentals North America, Inc.^
345,000	5.875%, 09/15/26	352,057
265,000	4.875%, 01/15/28μ	251,488
140,000	6.500%, 12/15/26	145,648
195,000	Waste Pro USA, Inc.* 5.500%, 02/15/26	189,910
		12,617,924

	Information Technology (1.9%)
553,000	Alliance Data Systems Corp.* 5.875%, 11/01/21	559,658
5,210,000	Apple, Inc.μ^ 2.000%, 11/13/20	5,177,151
140,000	Cardtronics, Inc.* 5.500%, 05/01/25	133,648
570,000	CBS Radio, Inc.*^ 7.250%, 11/01/24	539,343
	Clear Channel Worldwide Holdings, Inc.
360,000	7.625%, 03/15/20	359,953
135,000	7.625%, 03/15/20^	135,255
345,000	CommScope Technologies, LLC*^ 6.000%, 06/15/25	325,771
635,000	Dell International, LLC / EMC Corp.μ*^ 6.020%, 06/15/26	663,902
350,000	Harland Clarke Holdings Corp.* 8.375%, 08/15/22	328,697
420,000	Nuance Communications, Inc.μ 6.000%, 07/01/24	424,998
260,000	VFH Parent, LLC*^ 6.750%, 06/15/22	266,949
		8,915,325

	Materials (1.4%)
536,000	AK Steel Corp.^ 6.375%, 10/15/25	437,706
480,000	Alcoa Nederland Holding, BV*^ 7.000%, 09/30/26	506,213
1,170,000	ArcelorMittal, SAμ 7.000%, 10/15/39	1,283,572
700,000	Ardagh Packaging Finance, PLC / Ardagh Holdings USA, Inc.*^ 6.000%, 02/15/25	681,562
140,000	Baffinland Iron Mines Corp. / Baffinland Iron Mines, LP* 8.750%, 07/15/26	140,167
	First Quantum Minerals, Ltd.*
232,000	7.000%, 02/15/21^	231,693
200,000	7.250%, 04/01/23	191,667
400,000	INEOS Group Holdings, SA*^ 5.625%, 08/01/24	384,570
PRINCIPAL AMOUNT			VALUE
215,000		JW Aluminum Continuous Cast Company* 10.250%, 06/01/26	$215,132
190,000		Kinross Gold Corp.μ 4.500%, 07/15/27	171,547
335,000		New Gold, Inc.*^ 6.375%, 05/15/25	282,676
1,335,000		PBF Holding Company, LLC / PBF Finance Corp. 7.250%, 06/15/25	1,337,056
		United States Steel Corp.^
700,000		6.875%, 08/15/25	670,281
150,000		6.250%, 03/15/26	136,586
			6,670,428

		Real Estate (0.2%)
220,000		CBL & Associates, LP^ 5.250%, 12/01/23	185,319
575,000		MPT Operating Partnership, LP / MPT Finance Corp.μ 5.000%, 10/15/27	560,594
365,000		Starwood Property Trust, Inc.^ 4.750%, 03/15/25	354,625
			1,100,538

		Utilities (0.5%)
145,000		NGPL PipeCo, LLC*^ 4.875%, 08/15/27	144,080
		NRG Energy, Inc.^
228,000		5.750%, 01/15/28	230,808
175,000		6.625%, 01/15/27	185,595
685,000		PPL Capital Funding, Inc.^‡ 5.468%, 03/30/67 3 mo. USD LIBOR + 2.67%	623,275
215,000		Talen Energy Supply, LLC* 10.500%, 01/15/26	200,078
360,000		TerraForm Power Operating, LLC*^ 5.000%, 01/31/28	334,940
305,000		Vistra Energy Corp.* 8.125%, 01/30/26	330,629
			2,049,405

		TOTAL CORPORATE BONDS (Cost $131,790,602)	126,675,206

CONVERTIBLE BONDS (38.7%)
		Communication Services (1.8%)
20,000,000	JPY	CyberAgent, Inc. 0.000%, 02/19/25	186,050
1,500,000		Gannett Company, Inc.μ* 4.750%, 04/15/24	1,651,627
5,625,000		GCI Liberty, Inc.μ* 1.750%, 09/30/46	5,988,150
285,000		Liberty Media Corp.μ 1.375%, 10/15/23	321,057
100,000		Twitter, Inc.*^ 0.250%, 06/15/24	92,970
197,000		Weibo Corp.*^ 1.250%, 11/15/22	178,275
			8,418,129

See accompanying Notes to Schedule of Investments

Calamos Global Dynamic Income Fund

SCHEDULE OF INVESTMENTS JANUARY 31, 2019 (UNAUDITED)

PRINCIPAL AMOUNT			VALUE
	Consumer Discretionary (3.1%)
		Ctrip.com International, Ltd.
2,500,000		1.990%, 07/01/25^	$2,549,975
550,000		1.000%, 07/01/20	531,380
		DISH Network Corp.
331,000		3.375%, 08/15/26	281,054
325,000		2.375%, 03/15/24	268,781
20,000,000	JPY	Iida Group Holdings Company, Ltd. 0.000%, 06/18/20	182,699
162,000		Liberty Expedia Holdings, Inc.*^ 1.000%, 06/30/47	156,835
		Liberty Interactive, LLC
696,677		4.000%, 11/15/29	471,246
480,000		3.750%, 02/15/30	318,038
220,000		Marriott Vacations Worldwide Corp. 1.500%, 09/15/22	206,280
2,240,000		NIO, Inc.* 4.500%, 02/01/24	2,241,366
190,000		RH*^ 0.000%, 06/15/23	180,887
168,500	EUR	SEB, SA 0.000%, 11/17/21	361,722
200,000		Shanghai Port Group BVI Holding Company, Ltd. 0.000%, 08/09/22	198,031
500,000	EUR	Steinhoff Finance Holding Company@ 1.250%, 10/21/23	249,918
		Tesla, Inc.
5,000,000		2.375%, 03/15/22	5,774,175
655,000		1.250%, 03/01/21^	704,816
			14,677,203

	Consumer Staples (0.2%)
800,000		Carrefour, SAμ 0.000%, 03/27/24	757,088

	Energy (4.6%)
3,300,000		Nabors Industries, Inc. 0.750%, 01/15/24	2,221,379
172,000		SM Energy Company 1.500%, 07/01/21	163,662
		SunEdison, Inc.@
2,261,000		0.250%, 01/15/20*	52,286
275,000		2.000%, 10/01/18	6,359
11,400,000		TOTAL, SAμ^ 0.500%, 12/02/22	12,021,528
6,000,000		Tullow Oil Jersey, Ltd.μ 6.625%, 07/12/21	6,905,940
			21,371,154

	Financials (10.2%)
36,000,000	JPY	AEON Financial Service Company, Ltd. 0.000%, 09/13/19	331,197
1,800,000	EUR	AURELIUS Equity Opportunities SE & Co., KGaA 1.000%, 12/01/20	2,057,333
880,000		AXA, SAμ* 7.250%, 05/15/21	832,696
4,700,000	EUR	Corestate Capital Holding, SA 1.375%, 11/28/22	4,965,683
PRINCIPAL AMOUNT			VALUE
662,400	EUR	Credit Agricole, SA 0.000%, 10/03/19	$558,944
300,000	EUR	Cromwell SPV Finance Pty, Ltd. 2.000%, 02/04/20	342,923
		JPMorgan Chase Bank, N.A.
83,000,000	HKD	0.000%, 10/29/20*	12,292,692
19,900,000		0.000%, 12/30/20	20,944,949
300,000	EUR	LEG Immobilien, AG 0.875%, 09/01/25	377,831
480,000,000	JPY	Mitsubishi Chemical Holdings Corp. 0.000%, 03/29/24	4,579,951
200,000		Yamaguchi Financial Group, Inc.‡ 2.322%, 03/26/20 3 mo. USD LIBOR - 0.50%	197,353
			47,481,552

	Health Care (3.2%)
4,700,000	EUR	Bayer Capital Corp., BV 5.625%, 11/22/19	4,358,835
300,000	EUR	Bayer, AG 0.050%, 06/15/20	342,703
277,000		BioMarin Pharmaceutical, Inc.^ 1.500%, 10/15/20	334,594
3,275,000	CAD	Canopy Growth Corp.* 4.250%, 07/15/23	3,596,904
2,462,000		DexCom, Inc.μ* 0.750%, 12/01/23	2,725,496
200,000	EUR	GN Store Nord, A/S 0.000%, 05/31/22	273,047
235,000		Illumina, Inc.μ 0.000%, 06/15/19	268,651
73,000		Innoviva, Inc.μ 2.500%, 08/15/25	86,957
200,000		Insulet Corp.μ* 1.375%, 11/15/24	219,403
220,000		NuVasive, Inc.μ 2.250%, 03/15/21	235,374
135,000		Pacira Pharmaceuticals, Inc. 2.375%, 04/01/22	134,417
190,000		Teladoc Health, Inc.*^ 1.375%, 05/15/25	266,469
2,030,000		Wright Medical Group, Inc. 2.000%, 02/15/20	2,264,678
			15,107,528

	Industrials (2.9%)
40,000,000	JPY	ANA Holdings, Inc. 0.000%, 09/19/24	375,536
5,735,000		Echo Global Logistics, Inc.~ 2.500%, 05/01/20	5,696,547
155,000		Greenbrier Companies, Inc. 2.875%, 02/01/24	160,127
43,000,000	HKD	Harvest International Company 0.000%, 11/21/22	5,424,653
250,000		Johnson Electric Holdings, Ltd. 1.000%, 04/02/21	272,341
30,000,000	JPY	Kandenko Company, Ltd. 0.000%, 03/31/21	291,601
40,000,000	JPY	Kansai Paint Company, Ltd. 0.000%, 06/17/19	366,208
250,000		Larsen & Toubro, Ltd. 0.675%, 10/22/19	247,298
40,000,000	JPY	LIXIL Group Corp. 0.000%, 03/04/22	354,350

See accompanying Notes to Schedule of Investments

Calamos Global Dynamic Income Fund

SCHEDULE OF INVESTMENTS JANUARY 31, 2019 (UNAUDITED)

PRINCIPAL AMOUNT			VALUE
20,000,000	JPY	Nippon Flour Mills Company, Ltd. 0.000%, 06/20/25	$185,119
100,000	EUR	Symrise, AG 0.238%, 06/20/24	125,828
200,000		Vinci, SA 0.375%, 02/16/22	207,276
			13,706,884

	Information Technology (8.9%)
190,000		Akamai Technologies, Inc.*^ 0.125%, 05/01/25	181,263
520,000		Citrix Systems, Inc.μ 0.500%, 04/15/19	739,006
95,000		Coupa Software, Inc.*^ 0.375%, 01/15/23	190,700
2,700,000		DocuSign, Inc.*^ 0.500%, 09/15/23	2,705,049
2,380,000		Envestnet, Inc.μ 1.750%, 12/15/19	2,473,367
1,000,000		Guidewire Software, Inc. 1.250%, 03/15/25	1,012,635
113,000		II-VI, Inc.^ 0.250%, 09/01/22	119,281
155,000		Inphi Corp.^ 0.750%, 09/01/21	153,080
3,000,000		j2 Global, Inc.μ 3.250%, 06/15/29	3,606,900
171,000		Lumentum Holdings, Inc.^ 0.250%, 03/15/24	184,595
448,000		Microchip Technology, Inc.^ 1.625%, 02/15/27	481,835
		Micron Technology, Inc.
280,000		3.000%, 11/15/43μ	367,098
77,000		2.125%, 02/15/33	267,250
186,000		New Relic, Inc.*^ 0.500%, 05/01/23	212,647
158,000		Nice Systems, Inc.^ 1.250%, 01/15/24	220,097
430,000		NXP Semiconductors, NVμ 1.000%, 12/01/19	443,582
695,000		Okta, Inc.μ*^ 0.250%, 02/15/23	1,248,964
93,000		ON Semiconductor Corp.μ 1.000%, 12/01/20	114,407
7,585,000		Palo Alto Networks, Inc.μ*^ 0.750%, 07/01/23	7,911,003
151,000		Q2 Holdings, Inc.μ* 0.750%, 02/15/23	177,993
165,000		Quotient Technology, Inc. 1.750%, 12/01/22	154,826
132,000		RealPage, Inc.μ 1.500%, 11/15/22	189,755
173,000		Silicon Laboratories, Inc.^ 1.375%, 03/01/22	183,170
		Splunk, Inc.μ*
6,430,000		0.500%, 09/15/23~	6,865,922
1,690,000		1.125%, 09/15/25^	1,818,465
350,000		Square, Inc.*^ 0.500%, 05/15/23	413,217
200,000		STMicroelectronics, NV 0.000%, 07/03/22	211,571
85,000		Synaptics, Inc.^ 0.500%, 06/15/22	76,340
150,000		Teradyne, Inc.^ 1.250%, 12/15/23	194,962
PRINCIPAL AMOUNT			VALUE
195,000		Twilio, Inc.*^ 0.250%, 06/01/23	$330,472
150,000		Veeco Instruments, Inc. 2.700%, 01/15/23	120,626
190,000		Wix.com, Ltd.*^ 0.000%, 07/01/23	197,944
2,180,000		Workday, Inc.^ 0.250%, 10/01/22	2,936,940
5,050,000		Xero Investments, Ltd. 2.375%, 10/04/23	4,766,038
195,000		Zendesk, Inc.* 0.250%, 03/15/23	243,398
			41,514,398

	Materials (3.0%)
250,000		BASF, SE 0.925%, 03/09/23	228,255
100,000	EUR	Buzzi Unicem, S.p.A. 1.375%, 07/17/19	125,156
4,232,000		Cemex, SAB de CV 3.720%, 03/15/20	4,167,885
7,800,000		Glencore Funding, LLC^ 0.000%, 03/27/25	6,975,423
200,000		LG Chem, Ltd. 0.000%, 04/16/21	202,331
2,085,000		Royal Gold, Inc.μ~ 2.875%, 06/15/19	2,090,828
			13,789,878

	Real Estate (0.8%)
2,016,000		AYC Finance, Ltd. 0.500%, 05/02/19	2,155,628
500,000	EUR	Grand City Properties, SA 0.250%, 03/02/22	616,109
490,000		IH Merger Sub, LLCμ^ 3.000%, 07/01/19	600,042
210,000		Starwood Property Trust, Inc.^ 4.375%, 04/01/23	210,038
			3,581,817

	TOTAL CONVERTIBLE BONDS (Cost $191,349,012)		180,405,631

U.S. GOVERNMENT AND AGENCY SECURITIES (5.9%)
	United States Treasury Note
6,100,000		1.750%, 10/31/20	6,023,511
5,843,000		1.875%, 05/31/22	5,739,370
5,020,000		2.625%, 08/15/20	5,029,652
4,990,000		2.625%, 11/15/20^	5,002,008
4,710,000		1.875%, 10/31/22	4,616,447
1,002,000		1.000%, 06/30/19^	996,206

	TOTAL U.S. GOVERNMENT AND AGENCY SECURITIES (Cost $27,528,524)		27,407,194
BANK LOANS (2.3%)
	Communication Services (0.5%)
249,370		Charter Communications Operating, LLC‡ 4.500%, 04/30/25 1 mo. LIBOR + 2.00%	246,465

See accompanying Notes to Schedule of Investments

Calamos Global Dynamic Income Fund

SCHEDULE OF INVESTMENTS JANUARY 31, 2019 (UNAUDITED)

PRINCIPAL AMOUNT		VALUE
374,063	Cincinnati Bell, Inc.‡ 5.749%, 10/02/24 1 mo. LIBOR + 3.25%	$370,206
280,580	Cumulus Media New Holdings Inc.‡ 7.000%, 05/15/22 1 mo. LIBOR + 4.50%	271,601
350,000	Intelsat Jackson Holdings, SA 6.625%, 01/02/24	351,531
518,865	New Media Holdings II, LLC‡ 8.749%, 07/14/22 1 mo. LIBOR + 6.25%	516,271
410,000	Sprint Communications, Inc.‡ 5.500%, 02/02/24 1 mo. LIBOR + 3.00%	405,004
		2,161,078

	Consumer Discretionary (0.3%)
149,250	American Greetings Corp.‡ 7.023%, 04/06/24 1 mo. LIBOR + 4.50%	147,198
233,785	PetSmart, Inc.‡ 5.520%, 03/11/22 1 mo. LIBOR + 3.00%	196,619
500,000	R.R. Donnelley & Sons Company‡ 7.510%, 01/15/24 3 mo. LIBOR + 5.00%	496,563
731,500	Weight Watchers International, Inc.‡ 7.560%, 11/29/24 1 mo. LIBOR + 4.75%	730,128
		1,570,508

	Energy (0.1%)
287,825	McDermott Tech Americas, Inc.‡ 7.499%, 05/10/25 1 mo. LIBOR + 5.00%	276,832
250,000	Par Pacific Holdings, Inc.‡ 9.550%, 12/17/25 1 mo. LIBOR + 6.75%	250,625
		527,457

	Financials (0.2%)
74,412	AssuredPartners, Inc.‡ 5.749%, 10/22/24 1 mo. LIBOR + 3.25%	72,254
372,188	Genworth Financial, Inc.‡ 7.008%, 03/07/23 1 mo. LIBOR + 4.50%	372,885
222,727	GLP Financing, LLC‡ 4.019%, 04/28/21 1 mo. LIBOR + 1.50%	219,943
298,500	HUB International, Ltd.‡ 5.514%, 04/25/25 1 mo. LIBOR + 2.75%	288,426
		953,508

	Health Care (0.7%)
721,207	Amneal Pharmaceuticals, LLC‡ 6.000%, 05/04/25 1 mo. LIBOR + 3.50%	716,397
240,625	Bausch Health Cos., Inc.‡ 5.263%, 11/27/25 1 mo. LIBOR + 2.75%	237,674
PRINCIPAL AMOUNT		VALUE
510,000	Gentiva Health Services, Inc.‡ 9.500%, 07/02/26 1 mo. LIBOR + 7.00%	$517,969
175,488	6.250%, 07/02/25 1 mo. LIBOR + 3.75%	174,610
341,092	Mallinckrodt International Finance, SA‡ 5.553%, 09/24/24 1 mo. LIBOR + 2.75%	318,860
344,750	Ortho Clinical Diagnostics, SA‡ 5.760%, 06/30/25 1 mo. LIBOR + 3.25%	334,301
593,955	Team Health Holdings, Inc.‡ 5.249%, 02/06/24 1 mo. LIBOR + 2.75%	536,044
711,607	Valeant Pharmaceuticals International, Inc.‡ 5.513%, 06/02/25 1 mo. LIBOR + 3.00%	705,056
		3,540,911

	Industrials (0.2%)
250,000	RegionalCare Hospital Partners Holdings, Inc.‡ 7.129%, 11/16/25 1 mo. LIBOR + 4.50%	244,500
342,413	Scientific Games International, Inc.‡ 5.249%, 08/14/24 2 mo. LIBOR + 2.75%	332,460
356,400	TransDigm, Inc.‡ 4.999%, 08/22/24 1 mo. LIBOR + 2.50%	348,549
		925,509

	Information Technology (0.1%)
350,000	BMC Software Finance, Inc.‡ 7.053%, 10/02/25 1 mo. LIBOR + 4.25%	342,438
350,000	First Data Corp.‡ 4.519%, 04/26/24 1 mo. LIBOR + 2.00%	349,085
		691,523

	Information Technology (0.1%)
249,369	Dell International LLC‡ 4.500%, 09/07/23 1 mo. LIBOR + 2.00%	246,316

	Real Estate (0.1%)
353,225	iStar, Inc.‡ 5.258%, 06/28/23 1 mo. LIBOR + 2.75%	350,355

	TOTAL BANK LOANS (Cost $11,117,598)	10,967,165

See accompanying Notes to Schedule of Investments

Calamos Global Dynamic Income Fund

SCHEDULE OF INVESTMENTS JANUARY 31, 2019 (UNAUDITED)

NUMBER OF SHARES		VALUE
CONVERTIBLE PREFERRED STOCKS (11.7%)
	Communication Services (3.8%)
94,986	Alibaba Exchangeable (Softbank)*§ 5.750%, 06/01/19	$17,946,275

	Consumer Staples (0.1%)
6,364	Energizer Holdings, Inc.μ 7.500%, 01/15/22	658,674

	Energy (0.3%)
	NuStar Energy, LP‡
44,000	7.625%, 06/15/22 3 mo. USD LIBOR + 5.64%	883,520
17,300	8.500%, 12/15/21^ 3 mo. USD LIBOR + 6.77%	392,018
		1,275,538

	Financials (0.9%)
5,000	2017 Mandatory Exchangeable Trust* 5.188%, 12/01/20	645,500
14,232	Assurant, Inc.μ 6.500%, 03/15/21	1,483,971
641	Bank of America Corp.^ 7.250%, 12/31/49	828,915
1,950	Virtus Investment Partners, Inc. 7.250%, 02/01/20	162,279
649	Wells Fargo & Company 7.500%, 12/31/49	832,148
		3,952,813

	Health Care (0.3%)
25,179	Becton Dickinson and Companyμ 6.125%, 05/01/20	1,548,509

	Industrials (1.1%)
10,000	Colfax Corp.μ 5.750%, 01/15/22	1,161,200
1,500	Fortive Corp.μ 5.000%, 07/01/21	1,474,335
43,800	Rexnord Corp.μ 5.750%, 11/15/19	2,431,776
		5,067,311

	Information Technology (0.4%)
15,000	MTS Systems Corp.^ 8.750%, 07/01/19	1,630,095

	Materials (0.3%)
22,059	International Flavors & Fragrances, Inc.μ 6.000%, 09/15/21	1,193,612

	Real Estate (0.9%)
3,765	Crown Castle International Corp.μ 6.875%, 08/01/20	4,165,596

	Utilities (3.6%)
20,000	CenterPoint Energy, Inc.μ 7.000%, 09/01/21	1,079,000
105,200	DTE Energy Company 6.500%, 10/01/19	5,730,244
NUMBER OF SHARES			VALUE
83,600		NextEra Energy, Inc.μ 6.123%, 09/01/19	$4,958,316
		Sempra Energyμ
16,880		6.750%, 07/15/21	1,717,371
4,816		6.000%, 01/15/21	483,189
11,765		South Jersey Industries, Inc.^ 7.250%, 04/15/21	577,897
25,000		Vistra Energy Corp.^ 7.000%, 07/01/19	2,451,250
			16,997,267

	TOTAL CONVERTIBLE PREFERRED STOCKS (Cost $52,852,417)		54,435,690

COMMON STOCKS (62.9%)
	Communication Services (9.5%)
6,500		Alphabet, Inc. - Class A~#	7,318,285
86,500		America Movil, SAB de CV - Class L^	1,388,325
3,623		Cumulus Media, Inc. - Class A#	43,657
15,075		Facebook, Inc. - Class A#	2,512,852
26,000	JPY	Nintendo Company, Ltd.	7,885,486
96,000	EUR	Orange, SA	1,488,998
176,200	HKD	Tencent Holdings, Ltd.	7,843,469
59,500		Verizon Communications, Inc.^	3,276,070
1,176,545	GBP	Vodafone Group, PLC	2,145,763
94,245		Walt Disney Company~	10,510,202
			44,413,107

	Consumer Discretionary (5.0%)
1,370		Amazon.com, Inc.^#	2,354,660
30,300		Aptiv, PLC	2,397,639
78,600	EUR	Daimler, AG	4,656,180
100,000		Ford Motor Company~	880,000
6,800	KRW	Hyundai Motor Company	792,754
35,400		Lowe’s Companies, Inc.	3,404,064
18,300		Lululemon Athletica, Inc.#	2,704,923
17,525		Newell Brands, Inc.~	371,705
9,000	EUR	Porsche Automobil Holding, SE	585,243
9,000	EUR	Puma, SE	5,016,135
			23,163,303

	Consumer Staples (8.0%)
102,000		Coca-Cola Company	4,909,260
31,400	EUR	Danone, SA	2,285,033
139,000	GBP	Diageo, PLC	5,305,132
55,500	EUR	Kerry Group, PLC - Class A^	5,707,746
96,300	CHF	Nestlé, SA	8,395,808
25,500		Philip Morris International, Inc.	1,956,360
41,890	EUR	Unilever, NV	2,243,217
68,800		Walmart, Inc.~	6,593,104
			37,395,660

	Energy (6.8%)
782,000	GBP	BP, PLC	5,341,954
31,500		Chevron Corp.^~	3,611,475
40,000		ConocoPhillips	2,707,600
23,500		Devon Energy Corp.~	626,275
16,800		Energy Transfer, LP	247,128
20,110		Enterprise Products Partners, LP	556,444
59,900		Exxon Mobil Corp.^~	4,389,472
3,975		GasLog, Ltd.^	71,272
9,760		Hess Corp.	527,034

See accompanying Notes to Schedule of Investments

Calamos Global Dynamic Income Fund

SCHEDULE OF INVESTMENTS JANUARY 31, 2019 (UNAUDITED)

NUMBER OF SHARES			VALUE
5,080		Magellan Midstream Partners, LP	$312,166
45,000		Marathon Petroleum Corp.	2,981,700
24,000		Noble Corp., PLC^#	79,200
87,000	EUR	Royal Dutch Shell, PLC - Class A	2,690,444
82,300	GBP	Royal Dutch Shell, PLC - Class A	2,551,335
98,974		Schlumberger, Ltd.~	4,375,640
7,380		Targa Resources Corp.^	317,414
10,682		Tidewater, Inc.^#	229,877
14,361		Transocean, Ltd.^#	123,074
2,500		Williams Companies, Inc.	67,325
			31,806,829

	Financials (10.9%)
141,400		American International Group, Inc.	6,112,722
140,388	EUR	Azimut Holding, S.p.A.^	1,780,718
319,700		Bank of America Corp.~	9,101,859
25,300		Cboe Global Markets, Inc.	2,359,731
46,700	EUR	Deutsche Böerse, AG	6,218,008
25,400		Goldman Sachs Group, Inc.	5,029,454
172,200	INR	HDFC Bank, Ltd.	5,022,795
201,700		Itau Unibanco Holding, SA	2,146,088
98,000	CAD	Power Financial Corp.	2,010,792
158,900	GBP	Prudential, PLC	3,107,469
19,000		S&P Global, Inc.	3,641,350
83,900		US Bancorp	4,292,324
			50,823,310

	Health Care (9.5%)
45,670		Alexion Pharmaceuticals, Inc.~#	5,615,583
8,101		Anthem, Inc.	2,454,603
57,800	GBP	AstraZeneca, PLC	4,187,140
1,885		Biogen, Inc.#	629,175
26,500		Celgene Corp.~#	2,344,190
16,400	AUD	CSL, Ltd.	2,331,983
23,000		Edwards Lifesciences Corp.#	3,919,660
11,900		Humana, Inc.	3,676,981
4,400		Intuitive Surgical, Inc.#	2,304,016
80,700		Johnson & Johnson~	10,739,556
22,100		Laboratory Corp. of America Holdings#	3,079,635
36,455	CHF	Novartis, AG	3,182,549
			44,465,071

	Industrials (3.4%)
190,000	CHF	ABB, Ltd.	3,636,735
37,029	EUR	Alstom, SA	1,489,663
38,200		Delta Air Lines, Inc.	1,888,226
27,200	JPY	FANUC Corp.	4,626,220
242,500		General Electric Company	2,463,800
34,600	EUR	KION Group, AG	1,997,753
			16,102,397

	Information Technology (7.5%)
46,140		Apple, Inc.^~	7,679,542
13,100	EUR	ASML Holding, NV	2,290,764
60,000	JPY	Canon, Inc.	1,725,612
480,300	SEK	LM Ericsson Telephone Company - Class B	4,281,139
30,300		MasterCard, Inc. - Class A~	6,397,239
51,700		Microsoft Corp.~	5,399,031
580,000	EUR	Nokia Corp.	3,664,240
89,500		Taiwan Semiconductor Manufacturing Company, Ltd.~	3,366,990
			34,804,557
NUMBER OF SHARES			VALUE
	Materials (1.9%)
154,000	CAD	Barrick Gold Corp.	$2,061,616
135,000	CAD	Goldcorp, Inc.^	1,510,331
160,000	AUD	Newcrest Mining, Ltd.	2,846,525
30,000	GBP	Rio Tinto, PLC	1,659,664
280,000	CAD	Yamana Gold, Inc.	788,462
			8,866,598

	Utilities (0.4%)
45,801	EUR	Engie, SA	733,409
10,500		Exelon Corp.	501,480
29,000	EUR	RWE, AG	721,277
			1,956,166
	TOTAL COMMON STOCKS (Cost $393,218,725)		293,796,998

NUMBER OF CONTRACTS/ NOTIONAL AMOUNT			VALUE
PURCHASED OPTIONS (0.6%) #
	Consumer Discretionary (0.5%)
		Alibaba Group Holding, Ltd.
615 10,362,135		Call, 04/18/19, Strike $160.00	939,412
41 690,809		Call, 04/18/19, Strike $155.00	77,593
24 404,376		Call, 06/21/19, Strike $150.00	62,640
20 3,665,620		Booking Holdings, Inc. Call, 01/17/20, Strike $1,920.00	358,600
1,600 4,710,400		MGM Resorts International Call, 03/15/19, Strike $28.00	368,000
		Sony Corp.
860 4,310,320		Call, 04/18/19, Strike $52.50	154,800
110 551,320		Call, 04/18/19, Strike $50.00	32,175
70 350,840		Call, 04/18/19, Strike $57.50	4,200
			1,997,420

	Industrials (0.0%)
47	EUR	Airbus, SE
471,034		Call, 06/21/19, Strike 90.00	66,627

	Information Technology (0.0%)
35		Lam Research Corp.
593,530		Call, 03/15/19, Strike $175.00	18,638
19		Red Hat, Inc.
337,896		Call, 03/15/19, Strike $125.00	101,460
			120,098

	Other (0.1%)
1,255		Invesco QQQ Trust Series
21,104,080		Put, 02/22/19, Strike $158.00	70,907

See accompanying Notes to Schedule of Investments

Calamos Global Dynamic Income Fund

SCHEDULE OF INVESTMENTS JANUARY 31, 2019 (UNAUDITED)

NUMBER OF CONTRACTS/ NOTIONAL AMOUNT		VALUE
2,030	iShares 20+ Year Treasury Bond
24,759,910	Call, 03/15/19, Strike $120.00	$501,410
		572,317
	TOTAL PURCHASED OPTIONS (Cost $3,121,185)	2,756,462

NUMBER OF SHARES		VALUE

SHORT TERM INVESTMENTS (2.6%)
6,060,172	Fidelity Prime Money Market Fund - Institutional Class, 2.510%***	6,062,596
5,962,953	Morgan Stanley Institutional Liquidity Funds - Government Portfolio, 2.310%***	5,962,953

	TOTAL SHORT TERM INVESTMENTS (Cost $12,024,952)	12,025,549

TOTAL INVESTMENTS (151.8%) (Cost $823,003,015)		708,469,895

MANDATORY REDEEMABLE PREFERRED SHARES, AT LIQUIDATION VALUE (-13.9%)		(65,000,000)

LIABILITIES, LESS OTHER ASSETS (-37.9%)		(176,824,137)

NET ASSETS (100.0%)		$466,645,758

COMMON STOCKS SOLD SHORT (-5.8%) #
	Communication Services (-0.3%)
(68,200)	Gannett Company, Inc.	(756,338)
(23,470)	New York Times Company - Class A	(603,414)
		(1,359,752)

	Consumer Discretionary (-1.6%)
(22,074)	Alibaba Group Holding, Ltd.	(3,719,248)
(18,340)	Ctrip.com International, Ltd.	(610,722)
(10,490)	Tesla, Inc.	(3,220,640)
		(7,550,610)

	Consumer Staples (-0.1%)
(10,825)	Energizer Holdings, Inc.	(513,105)

	Financials (-0.4%)
(10,440)	Assurant, Inc.	(1,006,312)
(34,000)	AXA Equitable Holdings, Inc.	(630,360)
		(1,636,672)

	Health Care (-0.3%)
(5,550)	Becton Dickinson and Company	(1,384,503)

	Industrials (-0.4%)
(38,000)	Colfax Corp.	(940,500)
(14,500)	Fortive Corp.	(1,087,355)
		(2,027,855)

NUMBER OF SHARES		VALUE
	Information Technology (-1.5%)
(5,900)	Guidewire Software, Inc.	$(511,412)
(33,000)	j2 Global, Inc.	(2,480,280)
(28,500)	MTS Systems Corp.	(1,426,710)
(9,350)	Okta, Inc.	(770,721)
(14,460)	Splunk, Inc.	(1,805,186)
		(6,994,309)

	Materials (-0.2%)
(6,452)	International Flavors & Fragrances, Inc.	(914,764)

	Utilities (-1.0%)
(28,700)	CenterPoint Energy, Inc.	(887,404)
(11,750)	Sempra Energy	(1,374,515)
(15,294)	South Jersey Industries, Inc.	(455,455)
(81,500)	Vistra Energy Corp.	(2,046,465)
		(4,763,839)
	TOTAL COMMON STOCKS SOLD SHORT (Proceeds $22,960,587)	(27,145,409)

NUMBER OF CONTRACTS/ NOTIONAL AMOUNT		VALUE

WRITTEN OPTIONS (-0.1%) #
	Energy (0.0%)
400	Conocophillips
2,707,600	Call, 06/21/19, Strike $72.50	(101,000)

	Health Care (0.0%)
265	Celgene Corp.
2,344,190	Call, 07/19/19, Strike $90.00	(164,300)

	Information Technology (-0.1%)
190	Apple, Inc.
3,162,360	Call, 06/21/19, Strike $170.00	(170,050)

	TOTAL WRITTEN OPTIONS (Premium $325,821)	(435,350)

NOTES TO SCHEDULE OF INVESTMENTS

µ	Security, or portion of security, is held in a segregated account as collateral for note payable aggregating a total value of $83,419,271 (see Note 7 - Notes Payable).

*	Securities issued and sold pursuant to a Rule 144A transaction are excepted from the registration requirement of the Securities Act of 1933, as amended. These securities may only be sold to qualified institutional buyers (“QIBs”), such as the Fund. Any resale of these securities must generally be effected through a sale that is registered under the Act or otherwise exempted from such registration requirements.

^	Security, or portion of security, is on loan.

~	Security, or portion of security, is segregated as collateral (or collateral for potential future transactions) for written options, swaps, or securities sold short. The aggregate value of such securities is $26,535,457.

See accompanying Notes to Schedule of Investments

Calamos Global Dynamic Income Fund

SCHEDULE OF INVESTMENTS JANUARY 31, 2019 (UNAUDITED)

‡	Variable rate security. The rate shown is the rate in effect at January 31, 2019.

&	Illiquid security.

@	In default status and considered non-income producing.

§	Securities exchangeable or convertible into securities of one or more entities that are different than the issuer. Each entity is identified in the parenthetical.

#	Non-income producing security.

***	The rate disclosed is the 7 day net yield as of January 31, 2019.

FOREIGN CURRENCY ABBREVIATIONS

AUD	Australian Dollar

CAD	Canadian Dollar

CHF	Swiss Franc

EUR	European Monetary Unit

GBP	British Pound Sterling

HKD	Hong Kong Dollar

INR	Indian Rupee

JPY	Japanese Yen

KRW	South Korean Won

SEK	Swedish Krona

Note: Value for securities denominated in foreign currencies is shown in U.S. dollars. The principal amount for such securities is shown in the respective foreign currency. The date on options represents the expiration date of the option contract. The option contract may be exercised at any date on or before the date shown.

See accompanying Notes to Schedule of Investments

Calamos Global Dynamic Income Fund

SCHEDULE OF INVESTMENTS JANUARY 31, 2019 (UNAUDITED)

CURRENCY EXPOSURE JANUARY 31, 2019

	Value	% of Total Investments
US Dollar	$511,089,956	75.1%
European Monetary Unit	58,391,487	8.6%
Hong Kong Dollar	25,560,814	3.7%
British Pound Sterling	24,298,457	3.6%
Japanese Yen	21,090,029	3.1%
Swiss Franc	15,215,092	2.2%
Canadian Dollar	9,968,105	1.5%
Australian Dollar	5,178,508	0.8%
Indian Rupee	5,022,795	0.7%
Swedish Krona	4,281,139	0.6%
South Korean Won	792,754	0.1%
Total Investments Net of Common Stocks Sold Short and Written Options	$680,889,136	100.0%
Currency exposure may vary over time.

See accompanying Notes to Schedule of Investments

Note 1 – Organization and Significant Accounting Policies

Organization. Calamos Global Dynamic Income Fund (the “Fund”) was organized as a Delaware statutory trust on April 10, 2007 and is registered under the Investment Company Act of 1940 (the “1940 Act”) as a diversified, closed-end management investment company. The Fund commenced operations on June 27, 2007.

The Fund’s investment strategy is to generate a high level of current income with a secondary objective of capital appreciation. Under normal circumstances, the Fund will invest primarily in a globally diversified portfolio of convertible instruments, common and preferred stocks, and income-producing securities such as investment grade and below investment grade (high yield/high risk) debt securities. The Fund, under normal circumstances, will invest at least 40% of its managed assets in securities of foreign issuers in developed and emerging markets, including debt and equity securities of corporate issuers and debt securities of government issuers. “Managed assets” means the Fund’s total assets (including any assets attributable to any leverage that may be outstanding) minus total liabilities (other than debt representing financial leverage).

Significant Accounting Policies. The schedule of investments have been prepared in conformity with accounting principles generally accepted in the United States of America (U.S. GAAP). The Fund is considered an investment company under U.S. GAAP and follows the accounting and reporting guidance applicable to investment companies. The following summarizes the significant accounting policies of the Fund:

Fund Valuation. The valuation of the Fund’s investments is in accordance with policies and procedures adopted by and under the ultimate supervision of the board of trustees.

Fund securities that are traded on U.S. securities exchanges, except option securities, are valued at the official closing price, which is the last current reported sales price on its principal exchange at the time each Fund determines its net asset value (“NAV”). Securities traded in the over-the-counter market and quoted on The NASDAQ Stock Market are valued at the NASDAQ Official Closing Price, as determined by NASDAQ, or lacking a NASDAQ Official Closing Price, the last current reported sale price on NASDAQ at the time a Fund determines its NAV. When a last sale or closing price is not available, equity securities, other than option securities, that are traded on a U.S. securities exchange and other equity securities traded in the over-the-counter market are valued at the mean between the most recent bid and asked quotations on its principal exchange in accordance with guidelines adopted by the board of trustees. Each option security traded on a U.S. securities exchange is valued at the mid-point of the consolidated bid/ask quote for the option security, also in accordance with guidelines adopted by the board of trustees. Each over-the-counter option that is not traded through the Options Clearing Corporation is valued either by an independent pricing agent approved by the board of trustees or based on a quotation provided by the counterparty to such option under the ultimate supervision of the board of trustees.

Fixed income securities, certain convertible preferred securities, and non-exchange traded derivatives are normally valued by independent pricing services or by dealers or brokers who make markets in such securities. Valuations of such fixed income securities, certain convertible preferred securities, and non-exchange traded derivatives consider yield or price of equivalent securities of comparable quality, coupon rate, maturity, type of issue, trading characteristics and other market data and do not rely exclusively upon exchange or over-the-counter prices.

Trading on European and Far Eastern exchanges and over-the-counter markets is typically completed at various times before the close of business on each day on which the New York Stock Exchange (“NYSE”) is open. Each security trading on these exchanges or in over-the-counter markets may be valued utilizing a systematic fair valuation model provided by an independent pricing service approved by the board of trustees. The valuation of each security that meets certain criteria in relation to the valuation model is systematically adjusted to reflect the impact of movement in the U.S. market after the foreign markets close. Securities that do not meet the criteria, or that are principally traded in other foreign markets, are valued as of the last reported sale price at the time the Fund determines its NAV, or when reliable market prices or quotations are not readily available, at the mean between the most recent bid and asked quotations as of the close of the appropriate exchange or other designated time. Trading of foreign securities may not take place on every NYSE business day. In addition, trading may take place in various foreign markets on Saturdays or on other days when the NYSE is not open and on which the Fund’s NAV is not calculated.

If the pricing committee determines that the valuation of a security in accordance with the methods described above is not reflective of a fair value for such security, the security is valued at a fair value by the pricing committee, under the ultimate supervision of the board of trustees, following the guidelines and/or procedures adopted by the board of trustees.

The Fund also may use fair value pricing, pursuant to guidelines adopted by the board of trustees and under the ultimate supervision of the board of trustees, if trading in the security is halted or if the value of a security it holds is materially affected by events occurring before the Fund’s pricing time but after the close of the primary market or exchange on which the security is listed. Those procedures may utilize valuations furnished by pricing services approved by the board of trustees, which may be based on market transactions for comparable securities and various relationships between securities that are generally recognized by institutional traders, a computerized matrix system, or appraisals derived from information concerning the securities or similar securities received from recognized dealers in those securities.

When fair value pricing of securities is employed, the prices of securities used by a Fund to calculate its NAV may differ from market quotations or official closing prices. In light of the judgment involved in fair valuations, there can be no assurance that a fair value assigned to a particular security is accurate.

Foreign Currency Translation. Values of investments and other assets and liabilities denominated in foreign currencies are translated into U.S. dollars using a rate quoted by a major bank or dealer in the particular currency market, as reported by a recognized quotation dissemination service.

Option Transactions. For hedging and investment purposes, the Fund may purchase or write (sell) put and call options. One of the risks associated with purchasing an option is that the Fund pays a premium whether or not the option is exercised. Additionally, the Fund bears the risk of loss of premium and change in value should the counterparty not perform under the contract. The Fund as writer of an option bears the market risk of an unfavorable change in the price of the security underlying the written option.

Note 2 – Investments

The cost basis of investments for federal income tax purposes at January 31, 2019 was as follows*:

Cost basis of investments	$799,716,607
Gross unrealized appreciation	18,754,784
Gross unrealized depreciation	(137,582,255)
Net unrealized appreciation (depreciation)	$(118,827,471)

* Because tax adjustments are calculated annually, the above table does not reflect tax adjustments. For the previous fiscal year’s federal income tax information, please refer to the Notes to Financial Statements section in the Fund’s most recent semi-annual or annual report.

Note 3 – Short Sales

Securities sold short represent obligations to deliver the securities at a future date. The Fund may sell a security it does not own in anticipation of a decline in the value of that security before the delivery date. When a Fund sells a security short, it must borrow the security sold short and deliver it to the broker-dealer through which it made the short sale. Dividends paid on securities sold short are disclosed as an expense on the Statement of Operations. A gain, limited to the price at which a Fund sold the security short, or a loss, unlimited in size, will be realized upon the termination of a short sale.

To secure its obligation to deliver to the broker-dealer the securities sold short, the Fund must segregate an amount of cash or liquid securities with its custodian equal to any excess of the current market value of the securities sold short over any cash or liquid securities deposited as collateral with the broker in connection with the short sale (not including the proceeds of the short sale). As a result of that requirement, the Fund will not gain any leverage merely by selling short, except to the extent that it earns interest or other income or gains on the segregated cash or liquid securities while also being subject to the possibility of gain or loss from the securities sold short.

Note 4 – Mandatory Redeemable Preferred Shares

On September 6, 2017, the Fund issued 2,600,000 mandatory redeemable preferred shares (“MRPS”) with an aggregate liquidation preference of $65.0 million. Offering costs incurred by the Fund in connection with the MRPS issuance are aggregated with the outstanding liability and are being amortized to Interest expense and amortization of offering costs on Mandatory Redeemable Preferred Shares over the respective life of each series of MRPS and shown in the Statement of Operations.

The MRPS are divided into three series with different mandatory redemption dates and dividend rates. The table below summarizes the key terms of each series of the MRPS at January 31, 2019.

Series	Term Redemption Date	Dividend Rate	Shares (000’s)	Liquidation Preference Per Share	Aggregate Liquidation Preference
Series A	9/06/22	3.70%	860	$25	$21,500,000
Series B	9/06/24	4.00%	860	$25	$21,500,000
Series C	9/06/27	4.24%	880	$25	$22,000,000
				Total	$65,000,000

The MRPS are not listed on any exchange or automated quotation system. The MRPS are considered debt of the issuer; therefore, the liquidation preference, which approximates fair value of the MRPS, is recorded as a liability in the Statement of Assets and Liabilities net of deferred offering costs. The MRPS are categorized as Level 2 within the fair value hierarchy.

Holders of MRPS are entitled to receive monthly cumulative cash dividends payable on the first business day of each month. The MRPS currently are rated “AA” by Fitch Ratings, Inc. (“Fitch”). If on the first day of a monthly dividend period the MRPS of any class are rated lower than “A” by Fitch (or lower than the equivalent of such rating by any other rating agency providing a rating pursuant to the request of the Fund), the dividend rate for such period shall be increased by 0.5%, 2.0% or 4.0% according to an agreed upon schedule. The MRPS’ dividend rate is also subject to increase during periods when the Fund has not made timely payments to MRPS holders and/or the MRPS do not have a current credit rating, subject to various terms and conditions. Dividends accrued and paid to the shareholders of MRPS are included in “Interest expense and amortization of offering costs on Mandatory Redeemable Preferred Shares” within the Statement of Operations.

The MRPS rank junior to the Fund’s borrowings under the SSB Agreement and senior to the Fund’s outstanding common stock. The Fund may, at its option, subject to various terms and conditions, redeem the MRPS, in whole or in part, at the liquidation preference amount plus all accumulated but unpaid dividends, plus a make whole premium equal to the discounted value of the remaining scheduled payments. Each class of MRPS is subject to mandatory redemption on the term redemption date specified in the table above. Periodically, the Fund is subject to an overcollateralization test based on applicable rating agency criteria (the “OC Test”) and an asset coverage test with respect to its outstanding senior securities (the “AC Test”). The Fund may be required to redeem MRPS before their term redemption date if it does not comply with one or both tests. So long as any MRPS are outstanding, the Fund may not declare, pay or set aside for payment cash dividends or other distributions on shares of its common stock unless (1) the Fund has satisfied the OC Test on at least one testing date in the preceding 65 days, (2) immediately after such transaction, the Fund would comply with the AC Test, (3) full cumulative dividends on the MRPS due on or prior to the date of such transaction have been declared and paid and (4) the Fund has redeemed all MRPS required to have been redeemed on such date or has deposited funds sufficient for such redemption, subject to certain grace periods and exceptions.

Except as otherwise required pursuant to the Fund’s governing documents or applicable law, the holders of the MRPS have one vote per share and vote together with the holders of common stock of the Fund as a single class except on matters affecting only the holders of MRPS or the holders of common stock. Pursuant to the 1940 Act, holders of the MRPS have the right to elect at least two trustees of the Fund, voting separately as a class. Except during any time when the Fund has failed to make a dividend or redemption payment in respect of MRPS outstanding, the holders of MRPS have agreed to vote in accordance with the recommendation of the board of trustees on any matter submitted to them for their vote or to the vote of shareholders of the Fund generally.

Note 5 – Fair Value Measurement

Various inputs are used to determine the value of the Fund’s investments. These inputs are categorized into three broad levels as follows:

●	Level 1 – Prices are determined using inputs from unadjusted quoted prices from active markets (including securities actively traded on a securities exchange) for identical assets.

●	Level 2 – Prices are determined using significant observable market inputs other than unadjusted quoted prices, including quoted prices of similar securities, fair value adjustments to quoted foreign securities, interest rates, credit risk, prepayment speeds, and other relevant data.

●	Level 3 – Prices reflect unobservable market inputs (including the Fund’s own judgments about assumptions market participants would use in determining fair value) when observable inputs are unavailable.

Debt securities are valued based upon evaluated prices received from an independent pricing service or from a dealer or broker who makes markets in such securities. Pricing services utilize various observable market data and as such, debt securities are generally categorized as Level 2. The levels are not necessarily an indication of the risk or liquidity of the Fund’s investments.

The following is a summary of the inputs used in valuing the Fund’s holdings at fair value:

	LEVEL 1	LEVEL 2	LEVEL 3	TOTAL
Assets:
Corporate Bonds	$—	$126,675,206	$—	$126,675,206
Convertible Bonds	—	180,405,631	—	180,405,631
U.S. Government and Agency Securities	—	27,407,194	—	27,407,194
Bank Loans	—	10,967,165	—	10,967,165
Convertible Preferred Stocks	34,213,820	20,221,870	—	54,435,690
Common Stocks U.S.	166,987,437	—	—	166,987,437
Common Stocks Foreign	12,812,356	113,997,205	—	126,809,561
Purchased Options	2,756,462	—	—	2,756,462
Short Term Investments	12,025,549	—	—	12,025,549
TOTAL	$228,795,624	$479,674,271	$—	$708,469,895
Liabilities:
Common Stocks Sold Short U.S.	$27,145,409	$—	$—	$27,145,409
Written Options	435,350	—	—	435,350
TOTAL	$27,580,759	$—	$—	$27,580,759

ITEM 2. CONTROLS AND PROCEDURES.

a) The registrant’s principal executive officer and principal financial officer have evaluated the registrant’s disclosure controls and procedures within 90 days of this filing and have concluded that the registrant’s disclosure controls and procedures were effective, as of that date, in ensuring that information required to be disclosed by the registrant in this Form N-Q was recorded, processed, summarized, and reported timely.

b) There were no changes in the registrant’s internal controls over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940) that occurred during the registrant’s last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

ITEM 3. EXHIBITS.

(a) Certification of Principal Executive Officer.

(b) Certification of Principal Financial Officer.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Calamos Global Dynamic Income Fund

By:	/s/ John P. Calamos, Sr.
Name:	John P. Calamos, Sr.
Title:	Principal Executive Officer
Date:	March 7, 2019

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

Calamos Global Dynamic Income Fund

By:	/s/ John P. Calamos, Sr.
Name:	John P. Calamos, Sr.
Title:	Principal Executive Officer
Date:	March 7, 2019

By:	/s/ Curtis Holloway
Name:	Curtis Holloway
Title:	Principal Financial Officer
Date:	March 7, 2019